Income Taxes - Provision (Benefit) for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Current	$ 102,391	$ 42,047	$ 69,535
Deferred	(13,950)	25,098	6,551
Income taxes	$ 88,441	$ 67,145	$ 76,086